NET LOSS PER SHARE	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

NOTE 6. NET LOSS PER SHARE

We did not declare any stock dividends in the periods presented. The following tables provide the computation of basic and diluted earnings per share of common stock for the three months ended June 30, 2022 and 2021.

	Three Months Ended June 30,
(In millions, except per share amounts)	2022	2021
Net income (loss) on which basic and diluted earnings per share is calculated	$(250)	$(389)

Number of shares on which basic and diluted earnings per share is calculated	225.3	224.1

Basic earnings (loss) per share	$(1.11)	$(1.74)
Diluted earnings (loss) per share	(1.11)	(1.74)

Prior to the Separation, the Company did not have any publicly-traded common stock or equivalents issued and outstanding. Accordingly, the net loss per share for the three months ended June 30, 2021, is calculated based on the 224.1 million shares distributed on the Separation Date.

For the three months ended June 30, 2022, the Company's basic and diluted weighted-average shares outstanding were the same. The following securities were not included in the computation of diluted net loss per share because they would have been anti-dilutive:

(In millions)
Nonvested restricted stock units issued and outstanding	7.1
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	12.6

NOTE 6. NET LOSS PER SHARE

We did not declare any stock dividends in the periods presented. The following tables provide the computation of basic and diluted earnings per share of common stock for the three months ended March 31, 2022 and 2021.

	Three Months Ended March 31,
(In millions, except per share amounts)	2022	2021
Net income (loss) on which basic and diluted earnings per share is calculated	$(229)	$(494)

Number of shares on which basic and diluted earnings per share is calculated	224.4	224.1

Basic earnings (loss) per share	$(1.02)	$(2.20)
Diluted earnings (loss) per share	(1.02)	(2.20)

Prior to the Separation, the Company did not have any publicly-traded issued and outstanding common stock or equivalents. Accordingly, the net loss per share for the three months ended March 31, 2021, is calculated based on the 224.1 million shares distributed on the Separation Date.

For the three months ended March 31, 2022, the Company's basic and diluted weighted-average shares outstanding were the same. The following securities were not included in the computation of diluted net loss per share because they would have been anti-dilutive:

(In millions)
Nonvested restricted stock units issued and outstanding	9.8
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	15.5

NOTE 6. NET LOSS PER SHARE

We did not declare any stock dividends in the periods presented. The following tables provide the computation of basic and diluted earnings per share of common stock for the twelve months ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
(In millions, except per share amounts)	2021	2020	2019
Net income (loss) on which basic and diluted earnings per share is calculated	$(2,304)	$(2,007)	$(939)

Number of shares on which basic and diluted earnings per share is calculated	224.1	224.1	224.1

Basic earnings (loss) per share	(10.28)	(8.96)	(4.19)
Diluted earnings (loss) per share	(10.28)	(8.96)	(4.19)

The following securities were not included in the computation of diluted earnings (loss) per share because they would have been anti-dilutive:

(In millions)
Nonvested RSUs issued and outstanding	10.2
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	15.8